Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Inventories [Abstract]
Inventories

10. Inventories

Net inventories as of March 31, 2012 and December 31, 2011 are summarized in the table below:

	March 31, 2012	December 31, 2011
(Dollars in millions)
Raw materials	$105.2	$91.5
Work in process	22.1	20.1
Finished goods	99.4	95.1

	226.7	206.7
Less revaluation to LIFO	48.5	47.7

Net	$178.2	$159.0

9. Inventories

Inventories as of December 31, 2011 and 2010 were as follows:

	December 31,
	2011	2010
(Dollars in millions)
Raw materials	$91.5	$107.6
Work in process	20.1	7.6
Finished goods	95.1	95.0

	206.7	210.2
Less revaluation to LIFO	47.7	44.8

Net	$159.0	$165.4

For the year ended December 31, 2011 and 2009, liquidations of LIFO inventories increased operating profit by $0.3 million and $1.2 million, respectively.